Portfolio of Investments
Columbia Global Infrastructure Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Australia 7.9%
Sydney Airport	824,875	4,708,273
Transurban Group	796,271	8,439,270
Total		13,147,543
Canada 11.6%
Barrick Gold Corp.	190,300	3,094,278
Canadian Pacific Railway Ltd.	22,309	5,322,704
Enbridge, Inc.	53,772	1,795,447
Suncor Energy, Inc.	48,020	1,378,174
TC Energy Corp.	157,961	7,734,081
Total		19,324,684
China 2.3%
Shenzhen International Holdings Ltd.	1,379,800	2,548,664
Zhuzhou CRRC Times Electric Co., Ltd., Class H	250,400	1,196,865
Total		3,745,529
Denmark 1.4%
Ørsted A/S	25,960	2,366,386
France 6.8%
Aeroports de Paris	12,180	2,093,862
Eiffage SA	58,212	5,752,069
VINCI SA	33,363	3,431,844
Total		11,277,775
Germany 3.2%
Fraport AG Frankfurt Airport Services Worldwide	63,124	5,271,677
Ireland 1.9%
Ingersoll-Rand PLC	16,025	1,981,651
Kingspan Group PLC	23,300	1,142,635
Total		3,124,286
Italy 8.2%
Atlantia SpA	374,740	9,636,581
Infrastrutture Wireless Italiane SpA	389,683	3,942,086
Total		13,578,667
Mexico 2.4%
Grupo Aeroportuario del Centro Norte SAB de CV	277,500	1,705,219
Infraestructura Energetica Nova SAB de CV	571,000	2,200,721
Total		3,905,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 6.0%
Cellnex Telecom SA(a)	92,130	3,445,508
Iberdrola SA	680,971	6,460,640
Total		9,906,148
United Kingdom 5.2%
Liberty Global PLC, Class A(a)	107,751	2,873,719
Severn Trent PLC	151,283	3,699,609
Vodafone Group PLC	1,144,600	2,083,153
Total		8,656,481
United States 39.8%
Albemarle Corp.	19,898	1,451,758
Ameren Corp.	56,028	4,240,759
American Electric Power Co., Inc.	68,809	6,042,118
American Tower Corp.	9,832	2,080,648
Badger Meter, Inc.	18,827	1,007,056
Cheniere Energy, Inc.(a)	45,643	2,973,641
DTE Energy Co.	35,338	4,491,813
Duke Realty Corp.	25,900	863,247
EOG Resources, Inc.	11,228	963,924
Equinix, Inc.	5,014	2,517,529
Gardner Denver Holdings, Inc.(a)	73,940	2,437,802
Honeywell International, Inc.	26,494	4,569,155
Martin Marietta Materials, Inc.	5,300	1,313,075
MasTec, Inc.(a)	48,411	2,484,453
NextEra Energy, Inc.	15,900	3,294,003
NiSource, Inc.	117,192	3,479,431
Northrop Grumman Corp.	8,340	2,882,054
Pinnacle West Capital Corp.	37,001	3,375,231
Vulcan Materials Co.	13,316	1,842,269
Williams Companies, Inc. (The)	271,026	6,678,081
Xcel Energy, Inc.	92,220	5,497,234
Xylem, Inc.	19,976	1,603,873
Total		66,089,154
Total Common Stocks (Cost $134,086,340)		160,394,270

Columbia Global Infrastructure Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Infrastructure Fund, July 31, 2019 (Unaudited)
Limited Partnerships 0.7%
Issuer	Shares	Value ($)
United States 0.7%
Fortress Transportation & Infrastructure Investors LLC	78,600	1,175,856
Total Limited Partnerships (Cost $1,248,366)		1,175,856

Options Purchased Calls 0.1%
Value ($)
(Cost $68,608)	85,000
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(b),(c)	3,814,976	3,814,594
Total Money Market Funds (Cost $3,814,594)		3,814,594
Total Investments in Securities (Cost $139,217,908)		165,469,720
Other Assets & Liabilities, Net		373,916
Net Assets		$165,843,636

Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Deutsche Bank	USD	315,200	200	13.00	09/18/2019	68,608	85,000
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	6,918,745	12,464,838	(15,568,607)	3,814,976	(20)	—	28,048	3,814,594
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Global Infrastructure Fund | Quarterly Report 2019